CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2020	€ 6,025	€ 6,025	€ 5	€ 192	€ 287	€ (537)	€ 6,078	€ 0
Profit after taxes	988	982					982	6
Other comprehensive loss	718	702				465	237	16
Total comprehensive income/(loss)	1,706	1,684				465	1,219	22
Acquisition of non-controlling interests	228							228
Transactions with non-controlling interests	(73)							(73)
Cash flow hedge gains transferred to goodwill relating to business combination	(84)	(84)				(84)
Issue of shares during the year	28	28		28
Equity-settled share-based payment expense	16	16					16
Share-based payment tax effects	3	3					3
Dividends	(639)	(639)					(639)
Closing balance at Dec. 31, 2021	7,210	7,033	5	220	287	(156)	6,677	177
Profit after taxes	1,521	1,508					1,508	13
Other comprehensive loss	(292)	(306)				(272)	(34)	14
Total comprehensive income/(loss)	1,229	1,202				(272)	1,474	27
Acquisition of non-controlling interests	(283)	(79)				(79)		(204)
Issue of shares during the year	14	14		14
Equity-settled share-based payment expense	33	33					33
Share-based payment tax effects	10	10					10
Dividends	(766)	(766)					(766)
Closing balance at Dec. 31, 2022	7,447	7,447	5	234	287	(507)	7,428	0
Profit after taxes	1,669	1,669					1,669
Other comprehensive loss	(306)	(306)				(233)	(73)
Total comprehensive income/(loss)	1,363	1,363				(233)	1,596	0
Cash flow hedge (gains)/losses transferred to cost of inventories	(114)	(114)				(114)
Tax effect on cash flow hedge (gains)/losses transferred to cost of inventories	31	31				31
Issue of shares during the year	42	42		42
Equity-settled share-based payment expense	54	54					54
Purchases of shares for equity settled Employee Share Purchase Plan	(4)	(4)					(4)
Share-based payment tax effects	1	1					1
Dividends	(844)	(844)					(844)
Closing balance at Dec. 31, 2023	€ 7,976	€ 7,976	€ 5	€ 276	€ 287	€ (823)	€ 8,231	€ 0